Marketable Securities (Summary Of Investment Securities In An Unrealized Loss Position) (Details) (Corporate Debt Securities And Government Debt Securities [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2012
Corporate Debt Securities And Government Debt Securities [Member]
Unrealized Losses, Less than 12 months	$ (106)
Unrealized Losses, 12 months or more	(76)
Unrealized Losses, Total	(182)
Fair Value, Less than 12 months	6,803
Fair Value,12 months or more	10,701
Fair Value, Total	$ 17,504